Pay vs Performance Disclosure Pure in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The table below reports calculated compensation actually paid for our CEO, considered our principal executive officer, and averages of calculated compensation actually paid for our remaining reported NEOs, together with shareholder returns, net income and operating income for the past four years. The Compensation Committee considers operating income to be the most important financial performance measure used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to the Company’s performance.

Pay versus Performance Table

Year	Summary Compensation Table Total For Former PEO ($)(1)	Compensation Actually Paid to Former PEO ($)(3)	Summary Compensation Table Total For Current PEO ($)(2)	Compensation Actually Paid to Current PEO ($)(3)	Average Summary Compensation Table Total Non-PEO NEOs ($)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(5)	Total Shareholder Return ($)(6)	Peer Group Total Shareholder Return ($)(7)	Net Income ($) (thousands)(8)	Operating Income ($)(thousands)(9)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2020	7,453,372	10,215,473	-	-	3,552,426	3,597,136	118.10	119.84	506,035	713,119
2021	8,801,881	16,995,242	-	-	3,337,948	6,489,537	177.90	159.21	760,806	1,045,530
2022	9,240,455	5,614,863	-	-	4,745,765	3,310,170	153.12	136.89	969,351	1,331,553
2023	8,256,333	12,654,140	-	-	3,293,057	4,956,985	177.00	163.47	728,287	993,196
2024	8,453,609	3,630,463	11,316,727	9,039,000	2,895,170	1,188,599	152.66	167.78	570,886	831,225

(1)

This column lists the total compensation amounts for our former principal executive officer (PEO), John N. Roberts, III, reported in the Summary Compensation Table shown on page 60 of this Proxy Statement or for the years 2021 and 2020, reported in the Summary Compensation Table included in our 2021 Proxy Statement filed on March 24, 2022.

(2)	This column lists the total compensation amounts for our current PEO, Shelley Simpson for 2024 reported in the Summary Compensation Table shown on page 60 of this Proxy Statement.

(3)	For each year listed, this column is calculated as follows:

70	Proxy Statement J.B. Hunt Transport Services, Inc.

Executive Compensation

PEO Total Compensation Amount	$ 11,316,727	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 9,039,000	0	0	0	0
Adjustment To PEO Compensation, Footnote
			Former PEO				Current PEO
		2020	2021	2022	2023	2024	2024
	Total Compensation as reported SCT	$7,453,372	$8,801,881	$9,240,455	$8,256,333	$8,453,609	$11,316,727
(Subtract)	Pension values reported in SCT for covered fiscal year	-	-	-	-	-	-
(Subtract)	Fair value of stock awards granted during covered fiscal year	(6,507,402)	(6,042,085)	(6,592,523)	(7,204,478)	(7,462,218)	(10,406,600)
Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	-	-	-	-	-	-
Add	Fair value of stock awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end	7,779,212	8,384,434	5,735,617	7,785,675	6,684,048	10,610,890
Add	Fair value of stock awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting	-	-	-	-	-	-
Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	-	-	-	-	-	-
Add/ (Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	1,361,340	5,510,480	(2,280,415)	2,097,842	(4,312,264)	(2,601,459)
Add/ (Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	128,951	340,533	(488,272)	1,718,768	267,288	119,442
(Subtract)	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	-	-	-	-	-	-
Equals	Compensation Actually Paid to PEO	$10,215,473	$16,995,242	$5,614,863	$12,654,140	$3,630,463	$9,039,000

The fair value of performance-based restricted share units used for reporting compensation actually paid assumes estimated results as of December 31 of the applicable year for each pre-established performance goal (i.e., operating income, ROIC, and EBITDA) in accordance with FASB ASC 718. Performance-based restricted share units will ultimately vest based on actual measured performance through the applicable vesting periods.

(4)

This column lists the average total compensation amount for our other non-PEO NEOs reported in the Summary Compensation Table shown on page 60 of this Proxy Statement or for the years 2021 and 2020, reported in the Summary Compensation Table included in our 2021 Proxy Statement filed on March 24, 2022. The non-PEO NEOs included are as follows:

2020
David G. Mee – former Chief Financial Officer and Executive Vice President, Finance/Administration
John Kuhlow – Chief Financial Officer, Chief Accounting Officer, and Executive Vice President
Shelley Simpson – Chief Commercial Officer and Executive Vice President of People and Human Resources
Nicholas Hobbs – Chief Operating Officer, President of Contract Services, and Executive Vice President
Darren Field – President of Intermodal and Executive Vice President
Terrence D. Matthews – former President of Intermodal and Executive Vice President

2021
John Kuhlow – Chief Financial Officer, Chief Accounting Officer, and Executive Vice President
Shelley Simpson – Chief Commercial Officer and Executive Vice President of People and Human Resources
Nicholas Hobbs – Chief Operating Officer, President of Contract Services, and Executive Vice President
Darren Field – President of Intermodal and Executive Vice President

J.B. Hunt Transport Services, Inc. Proxy Statement	71

Executive Compensation

2022 and 2023
John Kuhlow – Chief Financial Officer, Chief Accounting Officer, and Executive Vice President
Shelley Simpson – President
Nicholas Hobbs – Chief Operating Officer, President of Contract Services, and Executive Vice President
Darren Field – President of Intermodal and Executive Vice President

2024

John Kuhlow – Chief Financial Officer, Chief Accounting Officer, and Executive Vice President

Nicholas Hobbs – Chief Operating Officer, President of Highway and Final Mile Services, and Executive Vice President

Darren Field – President of Intermodal and Executive Vice President

Bradley Hicks – President of Dedicated Contract Services and Executive Vice President

Non-PEO NEO Average Total Compensation Amount	$ 2,895,170	3,293,057	4,745,765	3,337,948	3,552,426
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,188,599	4,956,985	3,310,170	6,489,537	3,597,136
Adjustment to Non-PEO NEO Compensation Footnote
(5)	For each year listed, this column is calculated as follows:

		2020	2021	2022	2023	2024
	Total Compensation as reported SCT	$3,552,426	$3,337,948	$4,745,765	$3,293,057	$2,895,170
(Subtract)	Pension values reported in SCT for covered fiscal year	-	-	-	-	-
(Subtract)	Fair value of stock awards granted during covered fiscal year	(1,851,489)	(1,958,038)	(3,320,605)	(2,628,575)	(2,269,822)
Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	-	-	-	-	-
Add	Fair value of stock awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end	1,693,017	2,717,115	3,056,370	2,840,626	2,033,137
Add	Fair value of stock awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting	5,931	-	-	-	-
Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	-	-	-	-	-
Add/ (Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	354,143	2,185,409	(904,527)	985,448	(1,553,246)
Add/ (Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(156,892)	207,103	(266,834)	466,429	83,360
(Subtract)	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	-	-	-	-	-
Equals	Average Compensation Actually Paid to NEOs	$3,597,136	$6,489,537	$3,310,170	$4,956,985	$1,188,599

The fair value of performance-based restricted share units used for reporting compensation actually paid assumes estimated results as of December 31 of the applicable year for each pre-established performance goal (i.e., operating income, ROIC, and EBITDA) in accordance with FASB ASC 718. Performance-based restricted share units will ultimately vest based on actual measured performance through the applicable vesting periods.

(6)

This column lists a cumulative 5-year total return of shareholders of our common stock and assumes the value of the investment (including reinvestment of dividends) was $100 on December 31, 2019 and tracks it through December 31, 2024. The stock price performance included in the column is not necessarily indicative of future stock price performance.

(7)

This column lists a cumulative 5-year total return of shareholders calculated using the same method for column (f) for the peer group listed under the section titled “Benchmarking Against a Peer Group” on page 47 of this Proxy Statement, with the removal of Stericycle, Inc. as it was acquired by Waste Management, inc. in November 2024.

(8)	This column lists our reported net income for the year indicated.

(9)

This column lists our reported operating income for the year indicated, which we consider the most important financial performance measure that was used to link compensation actually paid for the most recent fiscal year to company performance.

72	Proxy Statement J.B. Hunt Transport Services, Inc.

Executive Compensation

Compensation Actually Paid vs. Company Selected Measure

Description of the Relationship Between Compensation Actually Paid to Our Named Executive Officers and Company Performance

The following graphs present the relationships between the compensation actually paid to our PEO and average compensation actually paid to our remaining reported NEOs to our total shareholder return, net income, operating income, and our peer group’s total shareholder return for the years ended 2021 through 2024.

Compensation Actually Paid vs. Cumulative TSR	Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Operating Income

Tabular List, Table

Company’s Most Important Financial Performance Measures

The following are the most important financial performance measures, as determined by the Company, that link compensation actually paid to our NEOs, for the most recently completed fiscal year, to the Company’s performance:

•	Earnings before interest, taxes, depreciation, and amortization (EBITDA)

•	Operating income

•	Return on invested capital (ROIC)

J.B. Hunt Transport Services, Inc. Proxy Statement	73

Total Shareholder Return Amount	$ 152.66	177	153.12	177.9	118.1
Peer Group Total Shareholder Return Amount	167.78	163.47	136.89	159.21	119.84
Net Income (Loss)	$ 570,886,000	$ 728,287,000	$ 969,351,000	$ 760,806,000	$ 506,035,000
Company Selected Measure Amount	831,225	993,196	1,331,553	1,045,530	713,119
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings before interest, taxes, depreciation, and amortization (EBITDA)
Measure:: 2
Pay vs Performance Disclosure
Name	Operating income
Measure:: 3
Pay vs Performance Disclosure
Name	Return on invested capital (ROIC)
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,453,609	$ 8,256,333	$ 9,240,455	$ 8,801,881	$ 7,453,372
PEO Actually Paid Compensation Amount	3,630,463	12,654,140	5,614,863	16,995,242	10,215,473
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,610,890
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Fair Value of Stock Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,406,600)
PEO | Pension Value Attributable to Covered Fiscal year's Service and Any Change in Pension Value Attributable to Plan Amendments in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value From End of Prior Fiscal Year to End of Covered Fiscal Year For Awards Made in Prior Fiscal Years That Were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,601,459)
PEO | Change in Fair Value From End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years That Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	119,442
PEO | Fair Value of Awards Forfeited in Current Fiscal year Determined at End of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Former PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,684,048	7,785,675	5,735,617	8,384,434	7,779,212
PEO | Former PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Former PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Former PEO [Member] | Fair Value of Stock Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,462,218)	(7,204,478)	(6,592,523)	(6,042,085)	(6,507,402)
PEO | Former PEO [Member] | Pension Value Attributable to Covered Fiscal year's Service and Any Change in Pension Value Attributable to Plan Amendments in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Former PEO [Member] | Change in Fair Value From End of Prior Fiscal Year to End of Covered Fiscal Year For Awards Made in Prior Fiscal Years That Were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,312,264)	2,097,842	(2,280,415)	5,510,480	1,361,340
PEO | Former PEO [Member] | Change in Fair Value From End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years That Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	267,288	1,718,768	(488,272)	340,533	128,951
PEO | Former PEO [Member] | Fair Value of Awards Forfeited in Current Fiscal year Determined at End of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,033,137	2,840,626	3,056,370	2,717,115	1,693,017
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	5,931
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Fair Value of Stock Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,269,822)	(2,628,575)	(3,320,605)	(1,958,038)	(1,851,489)
Non-PEO NEO | Pension Value Attributable to Covered Fiscal year's Service and Any Change in Pension Value Attributable to Plan Amendments in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value From End of Prior Fiscal Year to End of Covered Fiscal Year For Awards Made in Prior Fiscal Years That Were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,553,246)	985,448	(904,527)	2,185,409	354,143
Non-PEO NEO | Change in Fair Value From End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years That Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,360	466,429	(266,834)	207,103	(156,892)
Non-PEO NEO | Fair Value of Awards Forfeited in Current Fiscal year Determined at End of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0